Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During 2022, 2021 and 2020, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2019	25,904	$133.50
Granted	4,481	71.40
Vested	(23,713)	131.10
Forfeited or expired	-	-
Outstanding at December 31, 2020	6,672	$100.65
Granted	-	-
Vested	(4,432)	115.50
Forfeited or expired	-	-
Outstanding at December 31, 2021	2,240	71.40
Granted	-	-
Vested	(1,890)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2022	350	$71.40